Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2024
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES
A.    INVESTMENTS IN AFFILIATED COMPANIES:

	December 31, 2024	December 31, 2023
Companies accounted for under the equity method(1)	$101,145	$90,252
Companies accounted for under the fair value method and other investments(2)	24,862	55,098
	$126,007	$145,350

(1)    See Note 6B.
(2)    See Note 6C.

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31, 2024	December 31, 2023
Company A (1)	$88,974	$79,285
Company B (2)	5,220	3,496
Company C (3)	3,641	3,119
Other	3,310	4,352
	$101,145	$90,252

(1)Company A is an Israeli company, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2024 and 2023, the Company received dividends in the amount of approximately $10,800 and $8,900, respectively, from Company A.

(2)Company B is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited.

(3)Company C is an Asia pacific joint venture held 49% by the Company and 51% by Adani group.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES (Cont.)

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Company A	$20,492	$10,526	$9,622
Company B	1,582	1,822	2,230
Company C	522	(93)	—
Other (*)	(3,420)	20	(4,810)
	$19,176	$12,275	$7,042

(*)    Other equity in net earnings of affiliated companies includes losses in the mounts of approximately $ 3,500 and 5,200 during the years ended December 31, 2024 and 2022 respectively, related to loss as a result of change in holding rate, and loss resulting from the sale of affiliated companies.

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31, 2024	December 31, 2023
Current assets	$327,961	$465,442
Non-current assets	159,219	136,783
Total assets	$487,180	$602,225

Current liabilities	$229,280	$166,359
Non-current liabilities	66,165	237,399
Shareholders' equity	191,735	198,467
Total liabilities and equity	$487,180	$602,225

Income Statement Information:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Revenues	$390,225	$328,138	$294,120
Gross profit	$143,055	$111,698	$111,023
Net income	$32,440	$10,391	$24,416
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES AND OTHER COMPANIES (Cont.)

C.    INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD AND OTHER INVESTMENTS:

Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31, 2024	December 31, 2023
Company D (1)	$—	$17,155
Company E (2)	7,301	19,410
Company F (3)	—	972
Company G (4)	13,561	13,561
Company H (5)	4,000	4,000
	$24,862	$55,098
(1)    Company D engages in the field of commercial cybersecurity. During 2022 the Company re-evaluated its investment in Company D and decreased its value in the amount of approximately $6,900 . During 2024, the Company sold its holdings in Company D for the proceed of approximately $13,500, as a result the company recognized a fair value loss of approximately $3,600 (see Note 26).

(2)    Company E engages in developing surgeon-centered visualization technologies. During 2021, following a third party investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a gain of approximately $4,800. During 2022, the Company invested in Company G $1,400 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a gain of approximately $3,200. During 2023, the Company invested in Company E $3,600 and following third parties investments, the Company re-evaluated the fair value of its holdings in Company E and recognized in other income a loss of approximately $1,300. During 2024 the Company invested in Company E $2,800. The Company re-evaluated the fair value of its holding in Company E and recognized in other other income a loss of approximately $14,900 (See Note 26).

(3)    Company F is an Israeli company held 35% by the Company. During 2022 the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $2,500. During 2023 the Company re-evaluated its investment in Company F and recognized in other income a loss of approximately $1,500. During 2024 the Company re-evaluated its investment in Company F and recognized in other income a loss of approximately $970 (see Note 26).

(4)    Company G is an Israeli Company held 6% by the Company. During 2023, due to shareholders investment, the Company estimated the fair value of its holdings in Company G and recorded a loss of approximately $118 in its fair value. During 2024 there was no indication of change in Company G fair value (see Note 26).

(5) Company H is an Israeli company of which the Company owns 25% of the outstanding share capital, which is engaged in the field of tactical ground robotic systems. During the first quarter of 2022 the Company invested $2,000 in Company H. During the last quarter of 2022 the Company re-evaluated its investment in Company H and decreased its value in the amount of approximately $4,000. During 2024 there was no indication of change in Company H fair value.